Stockholders' Equity (Deficit) - Common Stock Shares (Details)		3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 28, 2021 shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Common shares, votes per share | Vote			1
Class A common stock subject to possible redemption, par value, (per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, authorized (in shares)			300,000,000
Class A common stock subject to possible redemption, issued (in shares)		0	34,500,000	34,500,000
Class A common stock subject to possible redemption, outstanding (in shares)		0	34,500,000	34,500,000
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		10,000,000	10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share			1	1
Common shares, shares issued (in shares)		8,625,000	8,625,000	8,625,000
Common shares, shares outstanding		8,625,000	8,625,000	8,625,000
Shares subject to forfeiture	1,125,000	1,125,000	1,125,000	1,125,000
Number of shares not subject to forfeiture	1,125,000
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		20.00%	20.00%
Ratio to be applied to the stock in the conversion			20	20